Shareholder Report, Line Graph (Details) - USD ($)				2 Months Ended	8 Months Ended	12 Months Ended			14 Months Ended	24 Months Ended		36 Months Ended		48 Months Ended		60 Months Ended		72 Months Ended		84 Months Ended		96 Months Ended		108 Months Ended		120 Months Ended
	Nov. 15, 2024	Jan. 06, 2017	Dec. 31, 2015	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2025	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Global Growth Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name						Global Growth Fund — Class 1
Accumulated Value			$ 10,000					$ 10,087			$ 13,295		$ 12,123		$ 16,441		$ 21,502		$ 25,098		$ 18,939		$ 23,276		$ 26,521	$ 32,349
Global Growth Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name						Global Growth Fund — Class 1A
Accumulated Value		$ 10,000					$ 12,913			$ 11,748		$ 15,885		$ 20,728		$ 24,138		$ 18,167		$ 22,272		$ 25,317		$ 30,793
Global Growth Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name						Global Growth Fund — Class 2
Accumulated Value			10,000					10,062			13,228		12,032		16,277		21,236		24,723		18,607		22,812		25,933	31,542
Global Growth Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name						Global Growth Fund — Class 4
Accumulated Value			10,000					10,037			13,160		11,944		16,110		20,969		24,353		18,284		22,360		25,354	30,764
Global Small Capitalization Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name						Global Small Capitalization Fund — Class 1
Accumulated Value			10,000					10,235			12,918		11,587		15,276		19,866		21,252		15,010		17,480		17,933	20,604
Global Small Capitalization Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name						Global Small Capitalization Fund — Class 1A
Accumulated Value		10,000					12,319			11,019		14,497		18,805		20,071		14,141		16,425		16,809		19,269
Global Small Capitalization Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name						Global Small Capitalization Fund — Class 2
Accumulated Value			10,000					10,210			12,853		11,498		15,122		19,616		20,938		14,750		17,136		17,535	20,102
Global Small Capitalization Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name						Global Small Capitalization Fund — Class 4
Accumulated Value			10,000					10,185			12,794		11,412		14,977		19,379		20,625		14,501		16,791		17,146	19,603
Growth Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name						Growth Fund — Class 1
Accumulated Value			10,000					10,976			14,118		14,116		18,508		28,217		34,508		24,239		33,647		44,401	53,517
Growth Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name						Growth Fund — Class 1A
Accumulated Value		10,000					12,548			12,516		16,370		24,895		30,368		21,278		29,462		38,780		46,623
Growth Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name						Growth Fund — Class 2
Accumulated Value			10,000					10,949			14,046		14,011		18,323		27,866		33,993		23,817		32,982		43,412	52,194
Growth Fund - Class 3
Account Value [Line Items]
Line Graph and Table Measure Name						Growth Fund — Class 3
Accumulated Value			10,000					10,956			14,066		14,040		18,375		27,965		34,137		23,936		33,166		43,684	52,560
Growth Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name						Growth Fund — Class 4
Accumulated Value			10,000					10,922			13,978		13,908		18,141		27,522		33,490		23,405		32,331		42,449	50,907
International Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name						International Fund — Class 1
Accumulated Value			10,000					10,378			13,747		11,968		14,746		16,851		16,643		13,219		15,350		15,872	20,164
International Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name						International Fund — Class 1A
Accumulated Value		10,000					12,946			11,249		13,825		15,754		15,522		12,294		14,243		14,695		18,616
International Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name						International Fund — Class 2
Accumulated Value			10,000					10,353			13,681		11,884		14,604		16,645		16,396		12,988		15,045		15,521	19,675
International Fund - Class 3
Account Value [Line Items]
Line Graph and Table Measure Name						International Fund — Class 3
Accumulated Value			10,000					10,357			13,695		11,901		14,644		16,694		16,462		13,044		15,130		15,613	19,804
International Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name						International Fund — Class 4
Accumulated Value			10,000					10,322			13,614		11,788		14,460		16,436		16,154		12,758		14,743		15,175	19,182
New World Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name						New World Fund — Class 1
Accumulated Value			10,000					10,559			13,699		11,804		15,283		18,935		19,912		15,559		18,083		19,322	24,849
New World Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name						New World Fund — Class 1A
Accumulated Value		10,000					12,672			10,895		14,067		17,391		18,242		14,213		16,484		17,569		22,536
New World Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name						New World Fund — Class 2
Accumulated Value			10,000					10,526			13,625		11,712		15,126		18,693		19,613		15,279		17,723		18,885	24,228
New World Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name						New World Fund — Class 4
Accumulated Value			10,000					10,504			13,557		11,625		14,975		18,463		19,318		15,019		17,372		18,472	23,631
Washington Mutual Investors Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name						Washington Mutual Investors Fund — Class 1
Accumulated Value			10,000					11,906			13,965		12,784		15,554		16,960		21,728		19,929		23,448		27,997	32,897
Washington Mutual Investors Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name						Washington Mutual Investors Fund — Class 1A
Accumulated Value		10,000					11,521			10,522		12,769		13,892		17,740		16,241		19,050		22,698		26,604
Washington Mutual Investors Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name						Washington Mutual Investors Fund — Class 2
Accumulated Value			10,000					11,870			13,893		12,690		15,403		16,740		21,391		19,583		22,968		27,365	32,074
Washington Mutual Investors Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name						Washington Mutual Investors Fund — Class 4
Accumulated Value			10,000					11,850			13,829		12,595		15,245		16,536		21,085		19,254		22,522		26,767	31,291
U.S. Small and Mid Cap Equity Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name						U.S. Small and Mid Cap Equity Fund — Class 1
Accumulated Value	$ 10,000			$ 9,718	$ 10,453				$ 11,269
U.S. Small and Mid Cap Equity Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name						U.S. Small and Mid Cap Equity Fund — Class 1A
Accumulated Value	10,000			9,718	10,453				11,267
U.S. Small and Mid Cap Equity Fund - Class - 2
Account Value [Line Items]
Line Graph and Table Measure Name						U.S. Small and Mid Cap Equity Fund — Class 2
Accumulated Value	10,000			9,718	10,453				11,267
U.S. Small and Mid Cap Equity Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name						U.S. Small and Mid Cap Equity Fund — Class 4
Accumulated Value	10,000			9,718	10,453				11,262
Capital World Growth and Income Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name						Capital World Growth and Income Fund — Class 1
Accumulated Value			10,000					10,761			13,602		12,330		16,200		17,663		20,317		16,836		20,408		23,315	29,182
Capital World Growth and Income Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name						Capital World Growth and Income Fund — Class 1A
Accumulated Value		10,000					12,454			11,256		14,750		16,045		18,405		15,222		18,399		20,975		26,175
Capital World Growth and Income Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name						Capital World Growth and Income Fund — Class 2
Accumulated Value			10,000					10,735			13,532		12,229		16,038		17,438		20,015		16,546		20,000		22,801	28,457
Capital World Growth and Income Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name						Capital World Growth and Income Fund — Class 4
Accumulated Value			10,000					10,704			13,468		12,136		15,866		17,221		19,712		16,249		19,604		22,290	27,742
Growth-Income Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name						Growth-Income Fund — Class 1
Accumulated Value			10,000					11,180			13,717		13,504		17,077		19,436		24,182		20,243		25,601		31,883	37,739
Growth-Income Fund - Class - 1A
Account Value [Line Items]
Line Graph and Table Measure Name						Growth-Income Fund — Class 1A
Accumulated Value		10,000					11,983			11,769		14,846		16,857		20,917		17,469		22,033		27,374		32,318
Growth-Income - Fund Class - 2
Account Value [Line Items]
Line Graph and Table Measure Name						Growth-Income Fund — Class 2
Accumulated Value			10,000					11,152			13,648		13,404		16,908		19,198		23,824		19,894		25,094		31,174	36,805
Growth-Income Fund - Class 3
Account Value [Line Items]
Line Graph and Table Measure Name						Growth-Income Fund — Class 3
Accumulated Value			10,000					11,159			13,666		13,432		16,956		19,264		23,923		19,992		25,234		31,373	37,063
Growth-Income Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name						Growth-Income Fund — Class 4
Accumulated Value			10,000					11,126			13,582		13,302		16,741		18,959		23,471		19,550		24,599		30,483	35,900
International Growth and Income Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name						International Growth and Income Fund — Class 1
Accumulated Value			10,000					10,171			12,745		11,343		13,958		14,829		15,665		13,315		15,456		16,019	21,758
International Growth and Income Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name						International Growth and Income Fund — Class 1A
Accumulated Value		10,000					12,336			10,950		13,442		14,246		15,013		12,715		14,739		15,239		20,626
International Growth and Income Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name						International Growth and Income Fund — Class 2
Accumulated Value			10,000					10,144			12,682		11,258		13,821		14,651		15,438		13,084		15,146		15,673	21,222
International Growth and Income Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name						International Growth and Income Fund — Class 4
Accumulated Value			10,000					10,118			12,619		11,173		13,683		14,468		15,204		12,844		14,855		15,317	20,692
Capital Income Builder - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name						Capital Income Builder — Class 1
Accumulated Value			10,000					10,416			11,801		11,002		13,000		13,603		15,686		14,604		15,959		17,627	21,275
Capital Income Builder - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name						Capital Income Builder — Class 1A
Accumulated Value		10,000					11,172			10,390		12,249		12,786		14,697		13,660		14,891		16,408		19,758
Capital Income Builder - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name						Capital Income Builder — Class 2
Accumulated Value			10,000					10,408			11,765		10,931		12,887		13,464		15,476		14,373		15,668		17,265	20,789
Capital Income Builder - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name						Capital Income Builder — Class 4
Accumulated Value			10,000					10,378			11,691		10,844		12,754		13,279		15,228		14,105		15,340		16,864	20,263
Asset Allocation Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name						Asset Allocation Fund — Class 1
Accumulated Value			10,000					10,969			12,780		12,224		14,858		16,746		19,325		16,776		19,216		22,432	26,056
Asset Allocation Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name						Asset Allocation Fund — Class 1A
Accumulated Value		10,000					11,478			10,952		13,273		14,923		17,181		14,873		17,002		19,793		22,932
Asset Allocation Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name						Asset Allocation Fund — Class 2
Accumulated Value			10,000					10,941			12,717		12,131		14,707		16,539		19,036		16,485		18,837		21,933	25,410
Asset Allocation Fund - Class 3
Account Value [Line Items]
Line Graph and Table Measure Name						Asset Allocation Fund — Class 3
Accumulated Value			10,000					10,948			12,732		12,159		14,749		16,593		19,119		16,562		18,943		22,071	25,589
Asset Allocation Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name						Asset Allocation Fund — Class 4
Accumulated Value			10,000					10,916			12,653		12,041		14,561		16,332		18,755		16,193		18,464		21,439	24,781
American Funds Global Balanced Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Global Balanced Fund — Class 1
Accumulated Value			10,000					10,473			12,558		11,829		14,288		15,793		17,538		15,025		17,135		18,318	21,509
American Funds Global Balanced Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Global Balanced Fund — Class 1A
Accumulated Value		10,000					11,871			11,155		13,445		14,823		16,428		14,036		15,968		17,016		19,945
American Funds Global Balanced Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Global Balanced Fund — Class 2
Accumulated Value			10,000					10,448			12,493		11,743		14,143		15,599		17,282		14,766		16,808		17,914	20,984
American Funds Global Balanced Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Global Balanced Fund — Class 4
Accumulated Value			10,000					10,421			12,440		11,655		14,010		15,410		17,022		14,514		16,466		17,507	20,475
The Bond Fund of America Class 1
Account Value [Line Items]
Line Graph and Table Measure Name						The Bond Fund of America — Class 1
Accumulated Value			10,000					10,327			10,727		10,680		11,716		12,882		12,864		11,287		11,874		12,052	12,944
The Bond Fund of America Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name						The Bond Fund of America — Class 1A
Accumulated Value		10,000					10,346			10,284		11,246		12,334		12,290		10,755		11,281		11,420		12,246
The Bond Fund of America - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name						The Bond Fund of America — Class 2
Accumulated Value			10,000					10,294			10,672		10,596		11,587		12,715		12,676		11,081		11,637		11,772	12,627
The Bond Fund of America - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name						The Bond Fund of America — Class 4
Accumulated Value			10,000					10,280			10,619		10,525		11,480		12,557		12,484		10,892		11,407		11,518	12,322
Capital World Bond Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name						Capital World Bond Fund — Class 1
Accumulated Value			10,000					10,292			11,025		10,899		11,779		12,977		12,364		10,208		10,861		10,560	11,569
Capital World Bond Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name						Capital World Bond Fund — Class 1A
Accumulated Value		10,000					10,700			10,562		11,381		12,506		11,896		9,791		10,389		10,081		11,019
Capital World Bond Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name						Capital World Bond Fund — Class 2
Accumulated Value			10,000					10,271			10,975		10,829		11,671		12,826		12,195		10,037		10,653		10,330	11,300
Capital World Bond Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name						Capital World Bond Fund — Class 4
Accumulated Value			10,000					10,242			10,921		10,745		11,555		12,666		12,011		9,868		10,449		10,102	11,015
American High-Income Trust - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name						American High-Income Trust — Class 1
Accumulated Value			10,000					11,783			12,637		12,366		13,955		15,100		16,420		14,940		16,835		18,506	20,082
American High-Income Trust - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name						American High-Income Trust — Class 1A
Accumulated Value		10,000					10,602			10,352		11,658		12,584		13,644		12,376		13,911		15,264		16,514
American High-Income Trust - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name						American High-Income Trust — Class 2
Accumulated Value			10,000					11,769			12,580		12,286		13,828		14,926		16,182		14,683		16,512		18,108	19,600
American High-Income Trust - Class 3
Account Value [Line Items]
Line Graph and Table Measure Name						American High-Income Trust — Class 3
Accumulated Value			10,000					11,768			12,595		12,301		13,863		14,963		16,249		14,747		16,595		18,220	19,725
American High-Income Trust - Class -4
Account Value [Line Items]
Line Graph and Table Measure Name						American High-Income Trust — Class 4
Accumulated Value			10,000					11,729			12,507		12,177		13,671		14,729		15,934		14,415		16,171		17,689	19,092
American Funds Mortgage Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Mortgage Fund — Class 1
Accumulated Value			10,000					10,250			10,401		10,462		11,016		11,784		11,747		10,601		11,028		11,130	12,124
American Funds Mortgage Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Mortgage Fund — Class 1A
Accumulated Value		10,000					10,131			10,168		10,685		11,394		11,341		10,203		10,583		10,661		11,574
American Funds Mortgage Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Mortgage Fund — Class 2
Accumulated Value			10,000					10,225			10,349		10,383		10,906		11,639		11,573		10,423		10,806		10,880	11,818
American Funds Mortgage Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Mortgage Fund — Class 4
Accumulated Value			10,000					10,201			10,300		10,307		10,802		11,491		11,402		10,243		10,602		10,639	11,525
Ultra-Short Bond Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name						Ultra-Short Bond Fund — Class 1
Accumulated Value			10,000					10,009			10,075		10,234		10,430		10,465		10,428		10,576		11,098		11,662	12,146
Ultra-Short Bond Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name						Ultra-Short Bond Fund — Class 1A
Accumulated Value		10,000					10,067			10,226		10,422		10,456		10,428		10,566		11,072		11,609		12,065
Ultra-Short Bond Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name						Ultra-Short Bond Fund — Class 2
Accumulated Value			10,000					9,982			10,028		10,164		10,328		10,332		10,275		10,396		10,878		11,410	11,847
Ultra-Short Bond Fund - Class 3
Account Value [Line Items]
Line Graph and Table Measure Name						Ultra-Short Bond Fund — Class 3
Accumulated Value			10,000					9,991			10,045		10,183		10,362		10,376		10,329		10,452		10,948		11,486	11,929
Ultra-Short Bond Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name						Ultra-Short Bond Fund — Class 4
Accumulated Value			10,000					9,955			9,971		10,084		10,226		10,200		10,126		10,210		10,663		11,155	11,556
U.S. Government Securities Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name						U.S. Government Securities Fund — Class 1
Accumulated Value			10,000					10,144			10,330		10,423		11,017		12,128		12,074		10,777		11,123		11,232	12,132
U.S. Government Securities Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name						U.S. Government Securities Fund — Class 1A
Accumulated Value		10,000					10,173			10,244		10,799		11,851		11,773		10,487		10,789		10,865		11,712
U.S. Government Securities Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name						U.S. Government Securities Fund — Class 2
Accumulated Value			10,000					10,119			10,280		10,355		10,906		11,975		11,900		10,597		10,903		10,984	11,835
U.S. Government Securities Fund - Class 3
Account Value [Line Items]
Line Graph and Table Measure Name						U.S. Government Securities Fund — Class 3
Accumulated Value			10,000					10,124			10,298		10,371		10,941		12,025		11,950		10,648		10,967		11,053	11,914
U.S. Government Securities Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name						U.S. Government Securities Fund — Class 4
Accumulated Value			10,000					10,099			10,228		10,280		10,808		11,833		11,730		10,417		10,690		10,737	11,546
Managed Risk Growth Fund - Class P1
Account Value [Line Items]
Line Graph and Table Measure Name						Managed Risk Growth Fund — Class P1
Accumulated Value			10,000					10,289			12,987		12,983		15,840		20,981		23,724		17,882		22,133		27,405	31,141
Managed Risk Growth Fund - Class P2
Account Value [Line Items]
Line Graph and Table Measure Name						Managed Risk Growth Fund — Class P2
Accumulated Value			10,000					10,252			12,916		12,868		15,666		20,684		23,350		17,541		21,664		26,755	30,342
Managed Risk International Fund - Class P1
Account Value [Line Items]
Line Graph and Table Measure Name						Managed Risk International Fund — Class P1
Accumulated Value			10,000					9,741			12,594		11,320		13,347		13,765		13,226		11,207		11,919		11,913	13,740
Managed Risk International Fund - Class P2
Account Value [Line Items]
Line Graph and Table Measure Name						Managed Risk International Fund — Class P2
Accumulated Value			10,000					9,695			12,477		11,167		13,136		13,504		12,946		10,935		11,615		11,563	13,307
Managed Risk Washington Mutual Investors Fund - Class P1
Account Value [Line Items]
Line Graph and Table Measure Name						Managed Risk Washington Mutual Investors Fund — Class P1
Accumulated Value			10,000					11,377			13,139		12,221		13,949		13,819		16,231		14,783		16,266		18,577	20,611
Managed Risk Washington Mutual Investors Fund - Class P2
Account Value [Line Items]
Line Graph and Table Measure Name						Managed Risk Washington Mutual Investors Fund — Class P2
Accumulated Value			10,000					11,339			13,044		12,082		13,759		13,588		15,913		14,455		15,861		18,080	20,006
Managed Risk Growth-Income Fund - Class P1
Account Value [Line Items]
Line Graph and Table Measure Name						Managed Risk Growth-Income Fund — Class P1
Accumulated Value			10,000					10,649			12,847		12,633		15,051		16,533		19,065		15,873		18,440		21,764	24,255
Managed Risk Growth-Income Fund - Class P2
Account Value [Line Items]
Line Graph and Table Measure Name						Managed Risk Growth-Income Fund — Class P2
Accumulated Value			10,000					10,608			12,771		12,520		14,879		16,305		18,759		15,583		18,060		21,255	23,631
Managed Risk Asset Allocation Fund - Class P1
Account Value [Line Items]
Line Graph and Table Measure Name						Managed Risk Asset Allocation Fund — Class P1
Accumulated Value			10,000					10,757			12,377		11,804		13,958		14,810		16,708		14,410		15,924		18,296	20,493
Managed Risk Asset Allocation Fund - Class P2
Account Value [Line Items]
Line Graph and Table Measure Name						Managed Risk Asset Allocation Fund — Class P2
Accumulated Value			10,000					10,727			12,315		11,713		13,819		14,632		16,462		14,162		15,611		17,894	19,983
MSCI ACWI IMI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI IMI Index
Accumulated Value		10,000	10,000				12,171	11,159		10,944	13,816	13,828	11,828	16,075	14,743	19,004	17,151	15,507	19,911	18,854	16,194	21,940	18,920	26,781	20,370	24,387
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets Index
Accumulated Value		10,000	10,000				13,434	11,119		11,477	15,264	13,591	13,040	16,079	15,443	15,670	18,270	12,522	17,805	13,752	14,228	14,784	15,626	19,747	16,799	22,438
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000 Index
Accumulated Value	10,000			10,009	10,584				11,725
MSCI ACWI (All Country World Index) ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI (All Country World Index) ex USA
Accumulated Value		10,000	10,000				12,476	10,450		10,705	13,291	13,008	11,404	14,393	13,857	15,519	15,334	13,036	16,533	15,071	13,887	15,905	16,056	21,057	16,945	22,432
MSCI ACWI (All Country World Index) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI (All Country World Index)
Accumulated Value		10,000	10,000				12,168	10,786		11,023	13,372	13,954	12,113	16,223	15,335	19,230	17,828	15,698	21,133	19,184	17,252	22,539	21,082	27,573	24,769	30,302
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Accumulated Value		10,000	10,000				11,972	11,196		11,447	13,640	15,052	13,042	17,821	17,149	22,937	20,304	18,783	26,132	23,720	21,399	29,655	27,025	34,957	33,786	39,827
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Index
Accumulated Value		10,000	10,000				10,742	10,209		10,613	10,964	11,339	10,832	12,381	11,573	11,799	12,637	9,882	12,042	10,446	10,086	10,270	10,662	11,109	10,482	11,338
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Index
Accumulated Value		10,000	10,000				10,336	10,265		10,337	10,628	11,238	10,630	12,082	11,556	11,896	12,424	10,348	12,232	10,920	10,641	11,057	11,229	11,864	11,369	12,199
MSCI All Country World Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Small Cap Index
Accumulated Value		10,000	10,000				12,186	10,836		10,432	13,431	13,004	12,077	15,127	15,260	17,562	17,740	14,283	20,973	16,688	17,113	17,967	20,806	21,510	24,212	29,554
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2500 Index
Accumulated Value	10,000			9,761	9,804				10,924
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Midcap Index
Accumulated Value	$ 10,000			$ 9,733	$ 10,204				$ 10,765
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index
Accumulated Value		10,000	10,000				11,591	10,642		10,840	12,504	13,139	11,694	15,015	14,174	16,855	16,199	14,059	18,183	16,457	15,167	18,502	17,754	21,784	19,960	23,500
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index
Accumulated Value		10,000	10,000				11,294	10,831		11,029	12,370	13,475	12,079	15,460	14,758	17,911	16,932	15,083	19,617	17,748	16,520	20,418	19,439	23,216	22,364	25,428
Bloomberg U.S. Aggregate Index One [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Index
Accumulated Value		10,000	10,000				10,336	10,265		10,337	10,628	11,238	10,630	12,082	11,556	11,896	12,424	10,348	12,232	10,920	10,641	11,057	11,229	11,864	11,369	12,199
Global Balanced Historical Benchmarks Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Global Balanced Historical Benchmarks Index
Accumulated Value		10,000	10,000				11,580	10,569		10,885	12,375	12,905	11,633	14,717	13,792	16,009	15,729	13,234	17,109	15,276	14,143	16,726	16,326	19,259	17,875	20,583
Global Balanced Fixed Income Historical Benchmarks Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Global Balanced Fixed Income Historical Benchmarks Index
Accumulated Value		10,000	10,000				10,742	10,209		10,613	10,964	11,339	10,832	12,381	11,573	11,799	12,637	9,882	12,042	10,446	10,086	10,270	10,662	10,769	10,482	10,992
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Corp High Yield 2% Issuer Capped Index
Accumulated Value		10,000	10,000				10,647	11,713		10,425	12,592	11,918	12,329	12,758	14,095	13,429	15,088	11,927	15,882	13,531	14,106	14,640	16,002	15,902	17,313	18,806
Bloomberg U.S. Mortgage Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Mortgage Backed Securities Index
Accumulated Value		10,000	10,000				10,248	10,167		10,349	10,419	11,007	10,522	11,433	11,190	11,314	11,624	9,977	11,502	10,481	10,144	10,607	10,656	11,517	10,784	11,709
Bloomberg Short-Term Government/Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Short-Term Government/Corporate Index
Accumulated Value		10,000	10,000				10,095	10,080		10,296	10,179	10,573	10,382	10,712	10,661	10,722	10,801	10,796	10,812	11,356	10,886	11,960	11,451	12,493	12,059	12,597
Bloomberg U.S. Government/Mortgage-Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Government/Mortgage-Backed Securities Index
Accumulated Value		$ 10,000	10,000				$ 10,227	10,131		$ 10,322	10,371	$ 11,007	10,468	$ 11,706	11,162	$ 11,500	11,871	$ 10,106	11,662	$ 10,556	10,249	$ 10,644	10,705	$ 11,399	10,794	11,559
S&P 500 Managed Risk Index - Moderate Aggressive [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Managed Risk Index - Moderate Aggressive
Accumulated Value			10,000					10,767			12,698		12,380		14,914		15,946		19,240		16,638		19,748		23,420	25,187
S And P EPAC Ex Korea LargeMidCap Managed Risk Index Moderate Aggressive [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P EPAC Ex. Korea LargeMidCap Managed Risk Index - Moderate Aggressive
Accumulated Value			10,000					9,683			11,691		10,505		12,478		12,478		13,560		11,876		13,454		13,755	15,875
S&P 500 Managed Risk Index - Moderate [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Managed Risk Index - Moderate
Accumulated Value			10,000					10,727			12,446		12,181		14,513		15,531		18,282		15,881		18,550		21,595	23,207
S&P 500 Managed Risk Index - Moderate Conservative [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Managed Risk Index - Moderate Conservative
Accumulated Value			$ 10,000					$ 10,706			$ 12,220		$ 11,990		$ 14,154		$ 15,173		$ 17,451		$ 15,193		$ 17,487		$ 19,992	$ 21,474